Old Westbury Funds, Inc.
All Cap Core Fund
Portfolio of Investments
- (Continued)
1
July 31, 2024
(Unaudited)
Old Westbury Funds, Inc.
All Cap Core Fund
Portfolio of Investments
July 31, 2024
(Unaudited)
Shares Value
COMMON STOCKS — 97.2%
Banks — 3 .8%
1,556,133 Bank of America Corp. .......... $ 62,727,721
326,504 JPMorgan Chase & Co. .......... 69,480,051
132,207,772
Communication Services — 7 .8%
722,236 Alphabet, Inc. - Class C .......... 125,055,163
169,611 Live Nation Entertainment, Inc. (a) .. 16,314,882
182,994 Meta Platforms, Inc. - Class A ..... 86,891,041
290,326 Take-Two Interactive Software, Inc. (a) 43,702,773
271,963,859
Consumer Discretionary — 10 .7%
691,851 Amazon.com, Inc. (a) ............ 129,362,300
9,336 AutoZone, Inc. (a) .............. 29,256,130
328,908 Dollarama, Inc. ................ 30,833,711
191,615 Hilton Worldwide Holdings, Inc. ... 41,133,992
129,755 Lowe's Cos., Inc. ............... 31,856,150
34,512 LVMH Moet Hennessy Louis Vuitton
SE ...................... 24,389,950
20,992 MercadoLibre, Inc. (a) ........... 35,033,549
26,228 O'Reilly Automotive, Inc. (a) ...... 29,541,645
16,553 Pool Corp. ................... 6,191,484
51,153 Ulta Beauty, Inc. (a) ............. 18,665,218
376,264,129
Consumer Staples — 5 .4%
919,826 Alimentation Couche-Tard, Inc. .... 56,702,561
284,179 BJ's Wholesale Club Holdings, Inc. (a) 24,996,385
35,063 Costco Wholesale Corp. ......... 28,821,786
549,001 US Foods Holding Corp. (a) ....... 29,860,164
721,121 Walmart, Inc. ................. 49,497,746
189,878,642
Energy — 2 .9%
360,093 ChampionX Corp. ............. 12,336,786
369,606 ConocoPhillips ................ 41,100,187
1,022,385 Schlumberger NV .............. 49,370,972
102,807,945
Financial Services — 10 .4%
184,915 Blackstone, Inc. ................ 26,285,667
464,520 Brookfield Corp. ............... 22,645,350
299,036 Fiserv, Inc. (a) ................. 48,913,319
401,095 Intercontinental Exchange, Inc. .... 60,789,958
354,033 Nasdaq, Inc. .................. 23,960,953
87,541 S&P Global, Inc. ............... 42,433,749
221,663 Tradeweb Markets, Inc. - Class A ... 24,755,324
369,380 Visa, Inc. - Class A ............. 98,133,185
87,725 WEX, Inc. (a) ................. 16,093,151
364,010,656
Health Care — 10 .6%
889,797 Avantor, Inc. (a) ................ 23,802,070
188,053 Cencora, Inc. ................. 44,734,048
Shares Value
Health Care (continued)
202,851 Cooper Cos., Inc. (The) .......... $ 18,932,084
164,881 Danaher Corp. ................ 45,685,227
66,568 McKesson Corp. ............... 41,073,787
56,987 Medpace Holdings, Inc. (a) ........ 21,798,667
127,883 STERIS Plc ................... 30,533,345
89,894 Thermo Fisher Scientific, Inc. ...... 55,135,586
153,649 UnitedHealth Group, Inc. ........ 88,526,408
370,221,222
Industrials — 13 .6%
533,876 Ashtead Group Plc ............. 38,447,887
168,053 Booz Allen Hamilton Holding Corp. 24,083,675
64,319 Builders FirstSource, Inc. (a) ....... 10,765,071
104,547 BWX Technologies, Inc. .......... 10,401,381
439,292 Canadian Pacific Kansas City Ltd. .. 36,838,611
51,791 Carlisle Cos., Inc. .............. 21,678,677
122,782 Clean Harbors, Inc. (a) ........... 29,311,747
811,724 Copart, Inc. (a) ................ 42,477,517
382,133 Core & Main, Inc. - Class A (a) .... 20,432,652
74,576 Eaton Corp. Plc ................ 22,730,019
78,884 Equifax, Inc. .................. 22,037,823
478,589 Howmet Aerospace, Inc. ......... 45,800,967
68,338 Northrop Grumman Corp. ....... 33,097,460
63,424 Old Dominion Freight Line, Inc. ... 13,330,456
560,477 Rentokil Initial Plc ............. 3,420,314
51,830 Saia, Inc. (a) ................... 21,657,166
660,375 TransUnion ................... 59,605,447
527,237 WillScot Holdings Corp. (a) ....... 21,616,717
477,733,587
Information Technology — 26 .5%
715,089 Apple, Inc. ................... 158,806,965
17,744 ASM International NV .......... 12,167,302
52,445 ASML Holding NV ............. 48,273,190
212,260 Broadcom, Inc. ................ 34,105,937
825,185 CCC Intelligent Solutions Holdings,
Inc. (a) ................... 8,466,398
85,929 CDW Corp. .................. 18,741,974
10,396 Constellation Software, Inc. ....... 32,801,935
109,746 Entegris, Inc. .................. 12,981,854
199,434 Fortinet, Inc. (a) ................ 11,575,149
107,643 Gartner, Inc. (a) ................ 53,949,595
139,101 Keysight Technologies, Inc. (a) ..... 19,414,327
87,949 Manhattan Associates, Inc. (a) ...... 22,460,416
531,742 Marvell Technology, Inc. ......... 35,616,079
486,178 Microsoft Corp. ............... 203,392,566
128,857 Motorola Solutions, Inc. ......... 51,403,634
132,370 Nice Ltd. - ADR (a) ............. 23,958,970
1,308,680 NVIDIA Corp. ................ 153,141,734
50,247 NXP Semiconductors NV ........ 13,223,001
17,323 ServiceNow, Inc. (a) ............. 14,107,678
928,588,704

Old Westbury Funds, Inc.
All Cap Core Fund
Portfolio of Investments
- (Continued)
2
July 31, 2024
(Unaudited)
The following abbreviations are used in the report:
Shares Value
Insurance — 0 .7%
371,760 Ryan Specialty Holdings, Inc. ...... $ 22,896,698
Materials — 1 .6%
326,950 CRH Plc ..................... 28,019,615
78,167 Sherwin-Williams Co. (The) ....... 27,420,984
55,440,599
Real Estate — 1 .4%
307,313 Prologis, Inc. REIT ............. 38,736,804
54,526 SBA Communications Corp. REIT . 11,970,638
50,707,442
Utilities — 1 .8%
408,685 Ameren Corp. ................. 32,396,460
423,204 NextEra Energy, Inc. ............ 32,328,554
64,725,014
Total Common Stocks
(Cost $2,002,073,011)
3,407,446,269
EXCHANGE-TRADED FUNDS
(b)
— 0.8%
131,317 Health Care Select Sector SPDR Fund 19,648,963
109,035 Utilities Select Sector SPDR Fund .. 7,936,657
Total Exchange-Traded Funds
(Cost $24,503,768)
27,585,620
INVESTMENT COMPANY — 2.0%
69,417,894 Federated Hermes U.S. Treasury Cash
Reserves, Premier Class , 5 .20% (c) 69,417,894
Total Investment Company
(Cost $69,417,894)
69,417,894
TOTAL INVESTMENTS — 100.0%
(Cost $2,095,994,673)
$ 3,504,449,783
OTHER ASSETS IN EXCESS OF
LIABILITIES — 0.0%
556,155
NET ASSETS — 100.0%
$ 3,505,005,938
(a) Non-income producing security.
(b) A copy of the underlying funds’ financial statements is available upon request.
(c) The rate shown represents the current yield as of July 31, 2024.
ADR — American Depositary Receipt
REIT — Real Estate Investment Trust
SPDR — Standard & Poor's Depositary Receipt
Portfolio Diversification by Sector (Unaudited)
Sector:
Percentage
of Net Assets
Banks ...................................... 3 .8%
Communication Services ........................ 7 .8
Consumer Discretionary ........................ 10 .7
Consumer Staples ............................. 5 .4
Energy ..................................... 2 .9
Exchange-Traded Funds ......................... 0 .8
Financial Services ............................. 10 .4
Health Care ................................. 10 .6
Industrials ................................... 13 .6
Information Technology ........................ 26 .5
Insurance ................................... 0 .7
Materials .................................... 1 .6
Real Estate .................................. 1 .4
Utilities ..................................... 1 .8
Other
*
...................................... 2 .0
100 .0%
* Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.